PENN PACIFIC CORPORATION
3325 Griffen Road, Suite 200
Ft. Lauderdale, Florida    33312
Telephone: (866) 387-6583

October 18, 2007

Via EDGAR

Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-0406

Attention:              Jill Davis, Branch Chief
Mark Wojciechowski, Staff Accountant

Re:	Penn Pacific Corporation
Form 10-KSB for the year ended September 30, 2006
Filed July 5, 2007
Form 10-QSB for the Quarterly Period Ended June 30,
Filed July 5, 2007
File No. 0-730

Ladies and Gentlemen;

We have received your comments to our Form 10-KSB for the year ended December 31, 2006 and our Form 10-QSB for the quarterly period ended June 30, 2007 and thank you again for your review to assist and enhance the overall disclosure in our Exchange Act filings.  We supplementally respond to all your comments as follows:

Form 10-KSB for the Fiscal Year Ended September 30, 2006
Controls and Procedures, page 12

1.
You disclose that your officers have concluded that your”…disclosure controls and procedures… are effective in ensuring that the information required to be disclosed by the Company in reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms.”  Item 307 of Regulation S-K requires you to disclose your officer’s conclusions regarding the effectiveness of your disclosure controls and procedures as the term is defined in Rule 13a-15(c) of the Exchange Act.  The definition of Rule 13a-15(c) is more comprehensive than that included in your disclosure.  Specifically, the term disclosure controls and procedures also “…include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an issuer in the reports that it files or submits under the Act is accumulated and communicated to the issuer’s management, including its principal executive and principal financial officers, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.”  Your officer’s conclusion does not state whether your disclosure controls and procedures are effective at accomplishing these items.  Please revise your officer’s conclusion to state whether your disclosure controls and procedures are effective at accomplishing all of the items included within the definition of disclosure controls and procedures as defined in Rule 13a-15(c) of the Exchange Act.  This comment also apples to your Form 10-QSB for the quarterly period ended June 30, 2007.

Response:	Please see page 12 Item 8A of the amended Form 10-KSB and page 13 Item 3 of the amended Form 10-QSB both dated October 16, 2007.

2.
You also state “there were no significant changes in Penn-Pacific Corp. internal control over financial reporting …”  Item 308 of Regulation S-K requires you to disclose any change in internal control over financial reporting that has materially affected, or reasonably likely to materially affect, your internal control over financial reporting.  Please revise your disclosure to comply with Item 308 of Regulation S-K.

Response:	Please see page 12 Item 8A of the amended Form 10-KSB

Report of Independent Registered Public Accountants, page F-1

3.
The scope paragraph of your independent accountants report on your consolidated financial statements explains that they audited your statements of operations, stockholders’ equity, and cash flows from January 13, 1997 (inception) to September 30, 2006.  However, such inception to date information is not specifically identified within the opinion paragraph as being fairly stated in all material respects.  Please provide an audit opinion that includes your statements of operations, shareholders’ equity and cash flows from inception to September 30, 2006.

Response:
Please see page F-1 of the amended Form 10-KSB.  Please also note that the Company is a single entity without any subsidiaries.  Therefore there were no “consolidated” financial statements referred to in the report of independent registered public accountants.

4.
Similarly, we note that your statement of stockholders’ equity for the period from inception to September 30, 2006 is identified as being within the scope paragraph of your independent accountants report on your consolidated financial statements.  However, such statement of stockholder’s equity is not specifically identified as being fairly presented in all material respects within the opinion paragraph.  Please provide an audit opinion that includes all financial statements and covers the appropriate periods including the inception date to September 30, 2006.

Response:	Please see page F-1 of the amended Form 10-KSB

5.
We also note that within the scope and opinion paragraphs of the report on your consolidated financial statements from your independent accountants, they explain that they have audited your financial statements “…for the two years ended September 30,

2006…”  This statement seems to indicate that the individual years within the two year period ended September 30, 2006 were not audited.  Please provide a revised audit report that states, if true, that each of the years in the two year period ended September 30, 2006 were audited.

Response:	Please see page F-1 of the amended Form 10-KSB

With respect to the above comments and responses the undersigned, on behalf of Penn Pacific Corporation (the “Company”) acknowledges the following:

1.	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

2.	Staff comments or changes to the disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

3.	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Respectfully Submitted,

/s/ Rose A. Fischer
Rose A. Fischer,
C.E.O., C.F.O., Director